Shareholders’ Equity (Details)														3 Months Ended	12 Months Ended
		Jan. 08, 2025 shares	Oct. 15, 2021 shares	Mar. 24, 2021 CNY (¥) shares	Mar. 24, 2021 USD ($) $ / shares shares	Jan. 26, 2021 CNY (¥) shares	Jan. 26, 2021 USD ($) $ / shares shares	Sep. 12, 2020 USD ($) $ / shares shares	Jul. 27, 2020 CNY (¥) shares	Jul. 27, 2020 USD ($) $ / shares shares	Jun. 06, 2020 USD ($) $ / shares	Mar. 31, 2020 CNY (¥) shares	Mar. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2018 shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2025 USD ($) $ / shares shares		Mar. 25, 2025 $ / shares	Jan. 26, 2023 shares	Aug. 16, 2018 USD ($) $ / shares shares
Shareholders’ Equity [Line Items]
Share capital (in Dollars) | $																						$ 1,500,000
Divided shares															750,000,000							750,000,000
Designated shares															300,000,000							300,000,000
Designated par value (in Dollars per share) | $ / shares																						$ 0.002
Underwriting commission and other expenses												¥ 18,618,078	$ 2,853,389
Vested date						Mar. 31, 2021	Mar. 31, 2021
Number of shares						9,000	9,000
Description of vesting period															remaining shares to be vested over a three-year period from March 31, 2021.	remaining shares to be vested over a three-year period from March 31, 2021.
Compensation expense (in Yuan Renminbi)															¥ 22,062,990	$ 3,138,941		¥ 55,658,036
Amortization expense (in Yuan Renminbi) | ¥																			¥ 6,700,000
After-tax profits rate															10.00%	10.00%
Reserve fund percentage															50.00%	50.00%
Statutory reserve amount															¥ 239,715,635							$ 34,104,774
Retained earnings for their statutory reserves															¥ 20,868,471		¥ 20,666,568					$ 2,968,995
2020 Equity Incentive Plan [Member]
Shareholders’ Equity [Line Items]
Shares issued (in Dollars) | $											$ 875,000
Vested date								Oct. 15, 2020			Oct. 01, 2020
Description of vesting period															with the first instalment vesting on October 15, 2021, the second vesting on October 15, 2022 and the third vesting on October 15, 2023.	with the first instalment vesting on October 15, 2021, the second vesting on October 15, 2022 and the third vesting on October 15, 2023.
Restricted stock [Member]
Shareholders’ Equity [Line Items]
Compensation expense (in Yuan Renminbi) | ¥																			¥ 6,447,471	¥ 10,582,557	¥ 191,418,458
2020 and 2021 Plan [Member]
Shareholders’ Equity [Line Items]
Grant under the shares																			11,813
Share Consolidation [Member]
Shareholders’ Equity [Line Items]
Share capital (in Dollars) | $																										$ 50,000
Divided shares																										25,000,000
Designated shares																										10,000,000
Designated par value (in Dollars per share) | $ / shares																										$ 0.002
Board of Directors [Member]
Shareholders’ Equity [Line Items]
Shares par value (in Dollars per share) | $ / shares																								$ 0.002
Consultants [Member]
Shareholders’ Equity [Line Items]
Number of shares			2,250
Consultants [Member] | 2020 Equity Incentive Plan [Member]
Shareholders’ Equity [Line Items]
Number of shares								5,162
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares	[1]														1,005,778		1,005,778					1,005,778
Shares par value (in Dollars per share) | $ / shares																						$ 0.002	[1]	0.002
Number of shares issued														1,005,778
Class A Ordinary Shares [Member] | Share Consolidation [Member]
Shareholders’ Equity [Line Items]
Ordinary shares															37,500,000							37,500,000				1,250,000
Shares par value (in Dollars per share) | $ / shares																						$ 0.002				$ 0.002
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares	[1]														17,379,276		8,815,027					17,379,276
Shares par value (in Dollars per share) | $ / shares																						$ 0.002	[1]	$ 0.002
Voting shares, description															Each Class A Ordinary Share shall be entitled to ten (10) votes on all matters subject to vote at general meetings of the Company, and each Class B Ordinary Share shall be entitled to one (1) vote on all matters subject to vote at general meetings of the Company. Each Class A Ordinary Share is convertible into one (1) Class B Ordinary Share at any time by the holder. Except for the voting right and conversion right, the Class A ordinary shares and Class B ordinary shares shall carry equal rights and rank pari passu with one another, including but not limited to the rights to dividends and other capital distributions.	Each Class A Ordinary Share shall be entitled to ten (10) votes on all matters subject to vote at general meetings of the Company, and each Class B Ordinary Share shall be entitled to one (1) vote on all matters subject to vote at general meetings of the Company. Each Class A Ordinary Share is convertible into one (1) Class B Ordinary Share at any time by the holder. Except for the voting right and conversion right, the Class A ordinary shares and Class B ordinary shares shall carry equal rights and rank pari passu with one another, including but not limited to the rights to dividends and other capital distributions.
Number of shares issued														3,994,222
Par value (in Dollars per share) | $ / shares													$ 0.002
Net proceeds												¥ 171,472,748	$ 24,201,881
Additional shares		1,320,000
Class B Ordinary Shares [Member] | 2020 Equity Incentive Plan [Member]
Shareholders’ Equity [Line Items]
Number of shares																			7,665,026
Class B Ordinary Shares [Member] | 2023 Equity Incentive Plan [Member]
Shareholders’ Equity [Line Items]
Grant under the shares																									1,150,000
Class B Ordinary Shares [Member] | Share Consolidation [Member]
Shareholders’ Equity [Line Items]
Ordinary shares															412,500,000							412,500,000				13,750,000
Shares par value (in Dollars per share) | $ / shares																						$ 0.002				$ 0.002
Class B Ordinary Shares [Member] | Board of Directors [Member]
Shareholders’ Equity [Line Items]
Shares issued (in Dollars) | $							$ 36,000	$ 7,412			$ 794,500
Granted par value (in Dollars per share) | $ / shares							$ 5.05	$ 3.31			$ 1.73
Grant date fair value						¥ 25,100,000	$ 3,600,000	$ 490,674			$ 27,489,700
American Depository shares [Member]
Shareholders’ Equity [Line Items]
Per share price (in Dollars per share) | $ / shares													$ 5.5
IPO [Member] | American Depository shares [Member]
Shareholders’ Equity [Line Items]
Number of shares issued												4,750,000	4,750,000
Over-Allotment Option [Member] | American Depository shares [Member]
Shareholders’ Equity [Line Items]
Number of shares issued												169,140	169,140
Second Public Offering [Member]
Shareholders’ Equity [Line Items]
Underwriting commission and other expenses									¥ 29,559,735	$ 4,530,297
Second Public Offering [Member] | Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Par value (in Dollars per share) | $ / shares										$ 0.002
Net proceeds									¥ 401,339,721	$ 57,310,503
Second Public Offering [Member] | American Depository shares [Member]
Shareholders’ Equity [Line Items]
Number of shares issued									7,560,000	7,560,000
Per share price (in Dollars per share) | $ / shares										$ 8.18
Third Public Offering [Member]
Shareholders’ Equity [Line Items]
Net proceeds				¥ 507,900,000	$ 77,800,000
Underwriting commission and other expenses				¥ 38,900,000	$ 6,000,000
Stock description				with each unit consisting of one ADS and four-tenths of a warrant to purchase one ADS at an exercise price	with each unit consisting of one ADS and four-tenths of a warrant to purchase one ADS at an exercise price
Third Public Offering [Member] | Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Par value (in Dollars per share) | $ / shares					$ 0.002
Third Public Offering [Member] | American Depository shares [Member]
Shareholders’ Equity [Line Items]
Number of shares issued				11,173,335	11,173,335
Per share price (in Dollars per share) | $ / shares					$ 7.5
Exercise price (in Dollars per share) | $ / shares					$ 8.6

[1]	The shares amounts are presented on a retroactive basis to reflect the 20-to-1 ordinary share consolidation effected on April 14, 2025 (See Note 18).